DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 828	$ 776
Amortization of intangible assets	81	76
Amortization of regulatory assets	11	14
Depreciation and amortization	920	866
Asset removal costs	146	130
Total depreciation and amortization	$ 1,066	$ 996